Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Statement Line Items [Line Items]
Entity Central Index Key	0001030997
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-29256
Entity Registrant Name	G. WILLI-FOOD INTERNATIONAL LTD.
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	4 Nahal Harif St.
Entity Address, Address Line Two	Northern Industrial Zone
Entity Address, City or Town	Yavne
Entity Address, Postal Zip Code	81106
Entity Address Country	IL
Title of 12(b) Security	Ordinary Shares, NIS 0.10 par value per share
Trading Symbol	WILC
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	13,867,017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Ziv Haft
Auditor Location	Tel Aviv, Israel
Auditor Firm Id	1185
Business Contact [Member]
Statement Line Items [Line Items]
Contact Personnel Name	Yitschak Barabi
Entity Address, Address Line One	4 Nahal Harif St.
Entity Address, Address Line Two	Northern Industrial Zone
Entity Address, City or Town	Yavne
Entity Address, Postal Zip Code	81106
Entity Address Country	IL
City Area Code	972
Local Phone Number	8-932-1000